Interests In Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Schedule of Information About Joint Venture

Name of entity	Place of business	Ownership interest		Carrying Amount
		2023	2022	2023	2022
Alvotech & CCHN Biopharmaceutical Co., Ltd.	China	50%	50%	18,494	48,568

Schedule of Changes in Groups Investment in a Joint Venture
The following table provides the change in the Group’s investment in a joint venture during the years ended 31 December 2023 and 2022:

	2023	2022
Balance at 1 January	48,568	55,307
Share in losses	(7,153)	(2,590)
Impairment loss on investment in joint venture	(21,519)	—
Translation difference	(1,402)	(4,149)
Balance at 31 December	18,494	48,568